Summary of Significant Accounting Policies - Schedule of Amounts and Percentages of Total Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 13,190	$ 1,815	¥ 1,896	¥ 19,764	$ 2,783	¥ 7,796	¥ 8,010
Total revenues percentage	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 75	$ 10	¥ 1,435	1,513	213	4,428	1,394
Total revenues percentage	0.60%	0.60%	75.70%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 12,389	$ 1,705		17,062	2,403	3,061	6,616
Total revenues percentage	93.90%	93.90%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 726	$ 100	¥ 461	¥ 1,189	$ 167	¥ 307
Total revenues percentage	5.50%	5.50%	24.30%